Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Operations And Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Other operating income	¥ 12,027	$ 1,761	¥ 8,874	¥ 4,283
Selling, general and administrative expenses	(368,141)	(53,901)	(261,972)	(290,098)
Interest income, net	27,297	3,996	4,901	2,148
Net (loss)/income attributable to ordinary shareholders	246,969	36,159	172,050	(36,374)
Other comprehensive (loss) income	112,264	16,436	(36,494)
Comprehensive (loss) income attributable to ordinary shareholders	359,233	52,595	135,556	(36,374)
Bright Scholar Education Holdings Limited
Other operating income	1,590	233	399
Selling, general and administrative expenses	(34,753)	(5,088)	(6,734)
Interest income, net	21,200	3,103	1,822
Equity in earnings of subsidiaries	258,932	37,911	176,563	(36,374)
Net (loss)/income attributable to ordinary shareholders	246,969	36,159	172,050	(36,374)
Other comprehensive (loss) income	112,264	16,436	(36,494)
Comprehensive (loss) income attributable to ordinary shareholders	¥ 359,233	$ 52,595	¥ 135,556	¥ (36,374)